Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000120923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R6
Trading Symbol	MGBOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R4
Trading Symbol	MGBNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R3
Trading Symbol	MGBMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R2
Trading Symbol	MGBLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R1
Trading Symbol	MGBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class I
Trading Symbol	MGBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class C
Trading Symbol	MGBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$84	1.69%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class B
Trading Symbol	MGBBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class A
Trading Symbol	MGBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 1,025,425,091
Holdings Count | Holding	934
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.